Expenses Classified by Nature (Tables)	12 Months Ended
Dec. 31, 2021
Expenses by nature [abstract]
Expenses Classified by Nature
Expenses classified by nature for the years ended December 31, 2019, 2020 and 2021 are as follows:

		2019
		Selling and administrative expenses	Cost of sales	Total
		In millions of won
Raw materials used	￦	—	17,084,029	17,084,029
Salaries		775,204	3,834,772	4,609,976
Retirement benefit expense		157,272	652,467	809,739
Welfare and benefit expense		120,463	443,482	563,945
Insurance expense		12,427	93,702	106,129
Depreciation		232,510	10,734,246	10,966,756
Amortization of intangible assets		76,547	80,368	156,915
Bad debt expense		(12,719)	—	(12,719)
Commission		632,849	378,861	1,011,710
Advertising expense		34,453	9,852	44,305
Training expense		7,174	16,903	24,077
Vehicle maintenance expense		9,525	7,652	17,177
Publishing expense		3,414	3,423	6,837
Business promotion expense		3,038	3,981	7,019
Rent expense		40,505	176,413	216,918
Telecommunication expense		8,451	11,034	19,485
Transportation expense		865	4,555	5,420
Taxes and dues		58,666	481,684	540,350
Expendable supplies expense		6,682	32,999	39,681
Water, light and heating expense		11,867	32,378	44,245
Repairs and maintenance expense		88,576	2,210,278	2,298,854
Ordinary development expense		224,463	511,252	735,715
Travel expense		15,652	68,581	84,233
Clothing expense		9,369	7,539	16,908
Survey and analysis expense		848	3,949	4,797
Membership fee		969	12,730	13,699
Power purchase		—	18,269,732	18,269,732
Others		150,506	2,612,973	2,763,479

	￦	2,669,576	57,779,835	60,449,411

		2020
		Selling and administrative expenses	Cost of sales	Total
		In millions of won
Raw materials used	￦	—	13,544,827	13,544,827
Salaries		1,095,183	4,183,454	5,278,637
Retirement benefit expense		103,967	458,029	561,996
Welfare and benefit expense		155,071	484,319	639,390
Insurance expense		10,178	93,130	103,308
Depreciation		218,103	11,151,393	11,369,496
Amortization of intangible assets		87,086	83,380	170,466
Bad debt expense		20,648	—	20,648
Commission		368,275	376,047	744,322
Advertising expense		29,559	8,161	37,720
Training expense		5,196	12,912	18,108
Vehicle maintenance expense		9,435	7,161	16,596
Publishing expense		3,677	3,524	7,201
Business promotion expense		3,614	3,720	7,334
Rent expense		36,337	191,073	227,410
Telecommunication expense		8,686	9,961	18,647
Transportation expense		1,007	10,362	11,369
Taxes and dues		62,828	492,203	555,031
Expendable supplies expense		8,029	36,966	44,995
Water, light and heating expense		11,749	31,209	42,958
Repairs and maintenance expense		79,185	2,465,716	2,544,901
Ordinary development expense		197,436	503,206	700,642
Travel expense		10,793	60,896	71,689
Clothing expense		14,834	8,116	22,950
Survey and analysis expense		826	3,746	4,572
Membership fee		1,274	13,130	14,404
Power purchase		—	15,725,220	15,725,220
Others		135,467	1,842,735	1,978,202

	￦	2,678,443	51,804,596	54,483,039

		2021
		Selling and administrative expenses	Cost of sales	Total
		In millions of won
Raw materials used	￦	—	18,575,160	18,575,160
Salaries		1,121,188	4,272,971	5,394,159
Retirement benefit expense		113,127	487,834	600,961
Welfare and benefit expense		155,558	570,142	725,700
Insurance expense		17,909	104,544	122,453
Depreciation		219,427	11,547,677	11,767,104
Amortization of intangible assets		91,428	74,733	166,161
Bad debt expense		17,968	—	17,968
Commission		410,275	307,211	717,486
Advertising expense		29,230	9,552	38,782
Training expense		4,923	13,276	18,199
Vehicle maintenance expense		8,849	8,152	17,001
Publishing expense		3,568	3,300	6,868
Business promotion expense		3,522	3,777	7,299
Rent expense		43,650	193,470	237,120
Telecommunication expense		8,569	10,959	19,528
Transportation expense		870	53,365	54,235
Taxes and dues		93,446	529,183	622,629
Expendable supplies expense		9,052	41,367	50,419
Water, light and heating expense		12,351	42,934	55,285
Repairs and maintenance expense		123,134	2,492,030	2,615,164
Ordinary development expense		213,936	475,461	689,397
Travel expense		11,099	67,086	78,185
Clothing expense		10,540	7,994	18,534
Survey and analysis expense		889	3,955	4,844
Membership fee		1,331	8,492	9,823
Power purchase		—	21,632,127	21,632,127
Others		149,945	2,022,426	2,172,371

	￦	2,875,784	63,559,178	66,434,962